CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss			$ (18,219,000)	$ (10,043,000)	$ (13,889,000)	$ (14,702,000)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Income from investments held in Trust Account			(163,000)	(71,000)	(76,000)	(684,000)
Increase (Decrease) in Operating Capital [Abstract]
Note Payable Forgiveness			(840,000)	0
Receivable from related party			(1,138,000)	0
Depreciation and amortization			1,298,000	1,264,000	1,706,000	918,000
Stock-based compensation			343,000	95,000	154,000	123,000
Prepaid expenses and other current assets			(580,000)	(319,000)	(364,000)	(192,000)
Other assets			(488,000)	(89,000)	31,000	45,000
Accounts payable			617,000	(151,000)	608,000	(188,000)
Accrued compensation			793,000	577,000	630,000	59,000
Accrued expenses and other liabilities			410,000	63,000	115,000	(334,000)
Net cash used in operating activities			(17,804,000)	(8,603,000)	(11,009,000)	(14,271,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property and equipment			(3,964,000)	(588,000)	(982,000)	(2,691,000)
Purchase of short-term investments			(150,810,000)	(12,795,000)	(17,487,000)	0
Maturities of short-term investments			13,101,000	0	5,196,000	0
Purchases of intangible assets					0	(1,918,000)
Net cash used in investing activities			(141,673,000)	(13,383,000)	(13,273,000)	(4,609,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Series C plus redeemable convertible preferred stock, net of issuance costs of $55					0	1,125,000
Proceeds from notes payable			0	840,000	840,000	0
Proceeds from stock option exercises			20,000	0	0	17,000
Proceeds from issuance of Series D and Series D plus redeemable convertible preferred stock, net of issuance costs			187,897,000	0
Payment of deferred offering costs			(576,000)	0
Net cash provided by financing activities			187,341,000	840,000	840,000	1,142,000
Effect of exchange rates on cash and cash equivalents			48,000	(60,000)	188,000	(62,000)
Net increase (decrease) in cash, cash equivalents and restricted cash			27,912,000	(21,086,000)	(23,254,000)	(17,800,000)
Cash - beginning of the period			2,728,000	25,982,000	25,982,000	43,782,000
Cash - end of the period	$ 4,896,000	$ 2,728,000	30,640,000	4,896,000	2,728,000	25,982,000
Supplemental disclosure of noncash financing activities:
Accounts payable and accrued expenses related to purchases of property and equipment			(118,000)	348,000	145,000	628,000
RecognitionOfAssetRetirementObligationIncludedInPropertyPlantAndEquipmentNet					0	$ 78,000
Deferred offering costs included in accounts payable and accrued expenses and other liabilities			2,103,000	$ 0
Ivanhoe Capital Acquisition Corp [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	(20,233)	(32,821)	(5,543,192)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Income from investments held in Trust Account			(52,152)
Change in fair value of derivative warrant liabilities			(1,388,270)
Change in fair value of convertible note - related party			119,446
Offering costs - derivative warrant liabilities			855,043
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	20,233		(761,404)
Accounts payable			29,077
Due to related party			10,532
Accrued expenses		6,213	86,799
Accrued liabilities			4,483,777
General And Administrative Expenses Paid By Sponsor		25,000
Net cash used in operating activities		(1,608)	(2,160,344)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash deposited in Trust Account		(276,000,000.0)	(276,000,000)
Net cash used in investing activities			(276,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Payment of note payable to related party		408,341	(500,000)
Proceeds received from Initial Public Offering, gross			276,000,000
Proceeds received from private placement			7,520,000
Offering costs paid		(245,462)	(5,710,734)
Proceeds from convertible note to related party			944,694
Net cash provided by financing activities		162,879	278,253,960
Net increase (decrease) in cash, cash equivalents and restricted cash		161,271	93,616
Cash - beginning of the period	0	0	161,271
Cash - end of the period		161,271	254,887		$ 161,271
Supplemental disclosure of noncash financing activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Deferred offering costs included in accounts payable	148,494	13,785
Offering costs included in accrued expenses	48,531	62,133	42,867
Deferred offering costs paid by Sponsor under promissory note	$ 91,658	$ 91,659
Deferred underwriting commissions			$ 9,660,000